Document And Entity Information	Feb. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	MONOLITHIC POWER SYSTEMS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-51026
Entity, Tax Identification Number	77-0466789
Entity, Address, Address Line One	1555 Palm Beach Lakes Blvd.
Entity, Address, City or Town	West Palm Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	839-3999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MPWR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001280452